Operating segments - Financial information of geographical area (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial information of geographical area [Line Items]
Operating income	₩ 7,023,357	₩ 6,458,670	₩ 6,100,850
Non-current assets	10,657,964	10,605,421
Domestic
Financial information of geographical area [Line Items]
Operating income	5,642,133	5,180,020	5,088,487
Non-current assets	9,797,256	10,185,952
Overseas
Financial information of geographical area [Line Items]
Operating income	1,381,224	1,278,650	₩ 1,012,363
Non-current assets	₩ 860,708	₩ 419,469